Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Advances to suppliers	$ 3,094	$ 2,726
Receivable related to an asset disposal in 2019	3,257	3,199
Loans to employees	2,800	2,941
Rental and other deposits	784	2,589
Rent receivables	3,297	1,841
Others	5,134	2,985
Less: Allowance for current expected credit losses and impairment	(5,516)	(6,223)	$ (6,186)	$ (10,667)
Total	12,850	10,058
Non-current:
Loans to employees, non-current portion	1,832	2,216
Prepayments for acquisition of long-term investments		2,400
Advances to suppliers, non-current portion	494	718
Total	$ 2,326	$ 5,334